Business Segments (Tables)	3 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012
Business Segments [Abstract]
Financial Reporting for Reportable Business Segments

Successor
$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Three Months Ended June 30, 2012
Revenues from external customers	$261.7	$109.9	$10.4	$-	$382.0
Intersegment revenues	84.9	-	0.8	(85.7)	-
Total revenues	346.6	109.9	11.2	(85.7)	382.0

Fuel	68.6	-	0.3	-	68.9
Purchased power	69.3	95.5	0.4	(84.9)	80.3
Amortization of intangibles	-	-	19.2	-	19.2

Gross margin	$208.7	$14.4	$(8.7)	$(0.8)	$213.6

Depreciation and amortization	$36.1	$(0.1)	$(4.9)	$-	$31.1
Interest expense	9.4	0.1	23.1	(0.2)	32.4
Income tax expense (benefit)	15.6	6.5	(9.7)	-	12.4
Net income (loss)	31.3	1.5	(20.4)	-	11.9

Cash capital expenditures	56.3	0.1	0.1	-	56.5
Total assets	3,488.5	76.5	2,443.8	-	6,008.8

Predecessor

Three Months Ended June 30, 2011
Revenues from external customers	$315.9	$102.0	$15.4	$-	$433.3
Intersegment revenues	81.0	-	1.0	(82.0)	-
Total revenues	396.9	102.0	16.4	(82.0)	433.3

Fuel	89.1	-	3.0	-	92.1
Purchased power	104.4	89.5	0.7	(81.0)	113.6

Gross margin	$203.4	$12.5	$12.7	$(1.0)	$227.6

Depreciation and amortization	$33.4	$-	$1.7	$-	$35.1
Interest expense	9.7	0.1	7.9	(0.1)	17.6
Income tax expense (benefit)	15.5	3.3	(2.5)	-	16.3
Net income (loss)	30.8	5.7	(3.7)	(1.1)	31.7

Cash capital expenditures	48.4	-	-	-	48.4

Year Ended December 31, 2011
Total assets	3,525.7	69.9	2,501.5	-	6,097.1

Successor
$ in millions	Utility	Competitive Retail	Other	Adjustments and Eliminations	DPL Consolidated

Six Months Ended June 30, 2012
Revenues from external customers	$574.5	$222.0	$19.5	$-	$816.0
Intersegment revenues	171.7	-	1.7	(173.4)	-
Total revenues	746.2	222.0	21.2	(173.4)	816.0

Fuel	164.2	-	2.1	-	166.3
Purchased power	154.2	192.2	0.4	(171.7)	175.1
Amortization of intangibles	-	-	47.0	-	47.0

Gross margin	$427.8	$29.8	$(28.3)	$(1.7)	$427.6

Depreciation and amortization	$70.8	$0.1	$(8.4)	$-	$62.5
Interest expense	19.0	0.3	43.1	(0.4)	62.0
Income tax expense (benefit)	32.9	9.9	(22.7)	-	20.1
Net income (loss)	69.4	7.5	(43.3)	-	33.6

Cash capital expenditures	109.5	0.5	0.5	-	110.5
Total assets	3,488.5	76.5	2,443.8	-	6,008.8

Predecessor

Six Months Ended June 30, 2011
Revenues from external customers	$690.6	$196.0	$27.3	$-	$913.9
Intersegment revenues	156.1	-	2.0	(158.1)	-
Total revenues	846.7	196.0	29.3	(158.1)	913.9

Fuel	187.7	-	4.2	-	191.9
Purchased power	222.2	167.2	1.1	(156.1)	234.4

Gross margin	$436.8	$28.8	$24.0	$(2.0)	$487.6

Depreciation and amortization	$66.5	$0.1	$3.6	$-	$70.2
Interest expense	19.4	0.1	15.1	(0.1)	34.5
Income tax expense (benefit)	42.5	9.9	(11.3)	-	41.1
Net income (loss)	83.5	11.8	(18.5)	(1.6)	75.2

Cash capital expenditures	90.8	-	0.6	-	91.4

Year Ended December 31, 2011
Total assets	3,525.7	69.9	2,501.5	-	6,097.1